DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Discontinued Operations
Discontinued Operations

NOTE 3 — DISCONTINUED OPERATIONS

        On September 11, 2015, we completed the Asset Sale of our Joe's Business. Accordingly, the Joe's Business was classified as "held for sale" as of August 31, 2015 and its results of operations are presented as discontinued operations in the accompanying condensed consolidated statements of net loss and comprehensive loss for all periods presented. The assets and liabilities of the discontinued operations have been reclassified as assets and liabilities held for sale within our condensed consolidated balance sheets for all periods presented.

        The operating results of discontinued operations for the three and nine months ended August 31, 2015 and 2014 are as follows (in thousands):

	Three months ended		Nine months ended
	August 31, 2015	August 31, 2014	August 31, 2015	August 31, 2014
	(unaudited)		(unaudited)
Net sales	$22,120	$26,950	$69,965	$79,222

Income (loss) from discontinued operations, before provision for income taxes	(1,846)	1,036	(2,006)	3,712
Income tax expense (benefit)	(793)	272	(793)	983

Income (loss) from discontinued operations	$(1,053)	$764	$(1,213)	$2,729

        The components of major assets and liabilities held for sale at August 31, 2015 and November 30, 2014 were as follows (in thousands):

	August 31, 2015	November 30, 2014
	(unaudited)	(unaudited)
ASSETS:
Current assets:
Accounts receivable, net	$682	$1,309
Factored accounts receivable, net	12,014	19,316
Inventories, net	29,396	35,965
Prepaid expenses and other current assets	337	460
Property and equipment, net	1,988	—
Goodwill	3,836	—
Intangible assets	24,000	—
Other assets	279	—

Total Current assets	72,532	57,050

Noncurrent assets:
Property and equipment, net	—	2,143
Goodwill	—	3,836
Intangible assets	—	24,000
Other assets	—	218

Total Noncurrent assets	—	30,197

Assets of held for sale	$72,532	$87,247

LIABILITIES:
Current liabilities:
Accounts payable and accrued expenses	$4,558	$11,680
Deferred rent	1,302	—

Total Current liabilities	5,860	11,680

Noncurrent liabilities:
Deferred rent	—	1,283

Total Noncurrent liabilities	—	1,283

Liabilities held for sale	$5,860	$12,963

  Correction of an Error

        We previously reported certain information related to our discontinued operations on our Condensed Consolidated Balance Sheets and our Condensed Consolidated Statements of Cash Flows issued in our Quarterly Report on Form 10-Q for the period ended August 31, 2015 filed with the SEC on October 13, 2015 that was calculated incorrectly. The restatement, which is treated as a correction of an error, impacts our Condensed Consolidated Balance Sheets as of August 31, 2015 and November 30, 2014 and our Condensed Consolidated Statements of Cash Flows for the nine months ended August 31, 2015 and 2014. There was no effect on our Condensed Consolidated Statements of Net Loss and Comprehensive Loss for the periods presented in the Quarterly Report on Form 10-Q for the period ended August 31, 2015.

        The effect of the restatement on the previously issued Condensed Consolidated Balance Sheets is as follows (in thousands):

CONDENSED CONSOLIDATED BALANCE SHEETS

	As originally reported at August 31, 2015	Adjustment	As restated at August 31, 2015
Current liabilities held for sale	$4,623	$1,237	$5,860

Deferred rent	$2,981	$(1,237)	$1,744

	As originally reported at November 30, 2014	Adjustment	As restated at November 30, 2014
Accounts payable and accrued expenses	$12,477	$(826)	$11,651

Current liabilities held for sale	$10,854	$826	$11,680

Deferred rent	$2,830	$(1,251)	$1,579

Long-term liabilities held for sale	$32	$1,251	$1,283

        The effect of the restatement on the previously issued Condensed Consolidated Statements of Cash Flows is as follows (in thousands):

CONSOLIDATED STATEMENTS OF CASH FLOWS

	As originally reported at August 31, 2015	Adjustment	As restated at August 31, 2015
Net cash provided by continuing operations	$4,036	$840	$4,876
Net cash provided by discontinued operations	7,665	(840)	6,825

Net cash provided by operating activities	$11,701	$—	$11,701

Net cash (used in) continuing financing activities	$(4,620)	$(840)	$(5,460)
Cash (used in) discontinued financing activities	(7,316)	840	(6,476)

Net cash (used in) financing activities	$(11,936)	$—	$(11,936)

	As originally reported at August 31, 2014	Adjustment	As restated at August 31, 2014
Net cash (used in) continuing operations	$(2,793)	$(102)	$(2,895)
Net cash (used in) discontinued operations	(3,652)	102	(3,550)

Net cash (used in) operating activities	$(6,445)	$—	$(6,445)

Net cash provided by continuing financing activities	$3,485	$102	$3,587
Cash provided by discontinued financing activities	4,122	(102)	4,020

Net cash provided by financing activities	$7,607	$—	$7,607

4. Discontinued Operations

        On September 11, 2015, we completed the Asset Sale related to the Joe's Business. See "Note 2—Subsequent Events" for a further discussion of the Asset Sale. Accordingly, the Joe's Business was classified as "held for sale" and its results of operations are presented as discontinued operations in the accompanying consolidated statements of net loss and comprehensive loss for all periods presented. The assets and liabilities of the discontinued operations have been reclassified as assets and liabilities held for sale within our consolidated balance sheets for all periods presented.

        The operating results of discontinued operations for fiscal 2104, 2013 and 2012 are as follows (in thousands):

	Year ended
	November 30, 2014	November 30, 2013	November 30, 2012
Net sales	$104,530	$111,766	$109,158

Income from discontinued operations, before provision for income taxes	1,195	4,719	14,985
Income tax expense	429	4,617	6,788

Income from discontinued operations	$766	$102	$8,197

        The components of major assets and liabilities held for sale at November 30, 2014 and 2013 were as follows (in thousands):

	November 30, 2014	November 30, 2013
ASSETS:
Current assets:
Accounts receivable, net	$1,309	$1,202
Factored accounts receivable, net	19,316	17,690
Inventories, net	35,965	29,919
Prepaid expenses and other current assets	460	264

Total Current assets	57,050	49,075

Noncurrent assets:
Property and equipment, net	2,143	2,697
Goodwill	3,836	3,836
Intangible assets	24,000	24,000
Other assets	218	335

Total Noncurrent assets	30,197	30,868

Assets of held for sale	$87,247	$79,943

LIABILITIES:
Current liabilities:
Accounts payable and accrued expenses	$11,680	$9,894

Total Current liabilities	11,680	9,894

Noncurrent liabilities:
Deferred rent	1,283	1,165

Total Noncurrent liabilities	1,283	1,165

Liabilities held for sale	$12,963	$11,059